SUMMARY OF ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 401
EBP, Accounting Policy [Line Items]
SUMMARY OF ACCOUNTING POLICIES	SUMMARY OF ACCOUNTING POLICIES
Basis of Accounting
The accompanying financial statements have been prepared using the accrual method of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of Estimates
The preparation of financial statements requires the Plan’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from these estimates.
Valuation of Investments
Purchases and sales of securities are recorded on a trade-date basis. Interest is recorded in the period earned. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan's gains and losses on investments bought and sold as well as held during the year.
The Trust’s investments consist of investments in a money market, registered investment companies, Gildan (previously HBI) common stock and collective trusts. Investments in the money market, registered investment companies and Gildan (previously HBI) common stock are valued using quoted market prices. All collective trusts are valued at net assets value ("NAV") of participant units owned by the Trust based on the NAV of the underlying investments in each collective trust.
In general, the investments provided by the Plan are exposed to various risks, such as interest rate, credit and overall market volatility risks. Due to the level of risk associated with certain investments, it is reasonably possible that changes in the values of investments will occur in the near term and that such changes could materially affect the amounts reported in the Statements of Net Assets Available for Benefits and participants’ individual account balances.
Benefit Payments
Benefit payments are recorded when paid.
Administrative Expenses
Administrative expenses associated with the Plan are paid by the Plan. Investment related expenses are included in net investment income (loss).
Recent Accounting Pronouncements
There were no recent accounting pronouncements that were applicable to the Plan.